Business Combination - Additional Information (Detail) - Spark and Associates Inc. [Member] ₩ in Millions	Sep. 30, 2021 KRW (₩) shares
Disclosure of detailed information about business combination [Line Items]
Percentage of ownership interest	(100.00%)
Number of shares acquired | shares	100,000
Number of Shares Acquired Value | ₩	₩ 20,328